EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
Schedule of liabilities relating to post-employment benefit and long-term benefit plans

The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

	December 31,	December 31,
Employee benefit plans	2023	2022
In millions of COP
19.1 Defined benefit pension plan	132,854	131,255
19.2 Severance obligation	14,360	15,446
19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium	195,295	176,816
19.4 Other long term benefits	543,210	446,473
Total Post-employment and long-term benefit plans	885,719	769,990
Fair value Plan assets	2,765	4,619
Total Unfunded Post-employment and long-term benefit plans	882,954	765,371

Schedule of defined benefit plans

Colombia

Defined benefit pension plan	2023	2022
In millions of COP
Present value of the obligation as of January 1	95,081	110,018
Interest cost	11,409	9,459
Benefits paid	(12,237)	(11,439)
Net actuarial loss / (gain) due to changes in assumptions	7,025	(11,321)
Net actuarial loss / (gain) due to plan experience	500	(1,636)
Defined obligation, unfunded as of December 31	101,778	95,081

Panama

Defined benefit pension plan	2023	2022
In millions of COP
Present value of the obligation as of January 1	5,296	6,025
Interest cost	312	229
Benefits paid from plan assets	(1,088)	(332)
Net actuarial gain due to changes in assumptions	(174)	(1,360)
Net actuarial gain due to plan experience	(361)	(293)
Foreign currency translation effect	(934)	1,027
Defined obligation, funded as of December 31	3,051	5,296

The following table details the change in plan assets:

Banistmo’s Plan assets	2023	2022
In millions of COP
Fair value of assets as of January 1	4,619	4,127
Interest income on plan assets	80	30
Benefits paid	(1,105)	(355)
Foreign currency translation effect	(829)	817
Fair value assets as of December 31	2,765	4,619

Guatemala

Defined benefit pension plan	2023	2022
In millions of COP
Present value of the obligation as of January 1	30,878	52,773
Current cost of service	878	2,457
Interest cost	2,757	3,375
Past service cost(1)	(4,821)	-
Benefits paid	(1,764)	(1,709)
Net actuarial loss / (gain) due to changes in assumptions(2)	5,544	(30,093)
Net actuarial loss / (gain) due to plan experience	1,272	(2,122)
Foreign currency translation effect	(6,719)	6,197
Defined obligation, unfunded as of December 31	28,025	30,878

(1)Corresponds to the change in the computable age of the benefit, modified in the year 2023.
(2)The loss for the year 2023 was mainly due to the decrease in the discount rate from 10.20% in 2022 to 9.00% in 2023.

Schedule of severance obligation

The balances recognized in the Consolidated Statement of Financial Position are listed below:

Severance obligation	2023	2022
In millions of COP
Present value of the obligation as of January 1	15,446	18,429
Current cost of service	357	409
Interest cost	1,566	1,250
Benefits paid	(6,594)	(5,113)
Net actuarial loss due to changes in assumptions	888	1,806
Net actuarial loss / (gain) due to plan experience	2,697	(1,335)
Defined obligation, unfunded as of December 31	14,360	15,446

Schedule of Retirement Pension Premium Plan and Executive Pension Plan Premium

The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan	2023	2022
In millions of COP
Present value of the obligation as of January 1	176,816	219,496
Current service cost	18,427	20,794
Interest cost	17,338	15,371
Benefits paid	(18,889)	(19,487)
Consolidation of contributions	-	(43,199)
Net actuarial gain due to changes in assumptions(1)	(565)	(39,817)
Net actuarial loss due to plan experience	24,238	6,487
Foreign currency translation effect(2)	(22,070)	17,171
Defined obligation, unfunded as of December 31	195,295	176,816

(1)In the case of the plan in Guatemala, in 2022 the discount rate increased from 5.40% to 9.30%, generating an actuarial gain of COP 13,476, while in 2023 there was an actuarial loss of COP 2,772, mainly due to a higher than expected real salary growth and the decrease in the discount rate from 9.30% to 8.50%. In addition, Bancolombia S.A. presented a lower gain due to the decrease in the nominal discount rate (14.25% in 2022 to 11.75% in 2023) together with the change in the nominal inflation rate (7.30% in 2022 to 6.35% in 2023).

(2)Corresponds to Banagrícola S.A. y Filiales and Banco Agromercantil de Guatemala S.A. given higher devaluation between COP to USD currencies.

The plan assets’ fair value as of December 31, 2022 is as follow:

Bancolombia’s Plan assets	2022
In millions of COP
Fair value of assets as of January 1	30,121
Employee contributions	6,614
Interest income on plan assets	2,329
Return on plan assets greater/(less) than discount rate	(4,245)
Benefits paid	(34,819)
Fair value assets at the end of the year	-

Schedule of other long term benefits

Other long term benefits	2023	2022
In millions of COP
Present value of the obligation as of January 1	446,473	465,744
Current service cost	48,790	24,106
Interest cost	54,878	39,973
Benefits paid	(55,257)	(44,601)
Net actuarial loss / (gain) due to changes in assumptions(1)	38,497	(47,997)
Net actuarial loss due to plan experience	18,721	2,369
Foreign currency translation effect	(8,892)	6,879
Defined obligation, unfunded as of December 31	543,210	446,473

(1)In the case of Bancolombia S.A., in 2023 the discount rate decreased from 14.00% to 11.75% and the nominal inflation rate from 7.30% to 6.35%, generating an actuarial loss of COP 33,545, while in 2022 the discount rate increased from 8.00% to 14.00%, producing an actuarial gain of COP 33,143.

Schedule of defined contribution plans

The expense recognized in the line “Salaries and employee benefits” of the Consolidated Statement of Income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2023	2022
In millions of COP
Pension	286,621	231,676
Current severance regimen	82,963	63,802
Total	369,584	295,478

Schedule of economic assumptions used in the determination of the present value of the defined benefit plans

The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2023	December 31, 2022
Discount rate	11.75%	14.25%
Rate of wage increase	8.85%	9.80%
Projected inflation	6.35%	7.30%
Rate of pension increase	6.35%	7.30%

Bancolombia Panamá

Main projected assumptions	December 31, 2023	December 31, 2022
Discount rate	7.00%	6.50%
Rate of wage increase	2.00%	2.00%
Projected inflation	2.00%	2.00%

Banistmo

Main projected assumptions	December 31, 2023	December 31, 2022
Discount rate	7.60%	6.90%
Expected long-term rate of return on plan assets	2.20%	0.70%

El Salvador

Main projected assumptions	December 31, 2023	December 31, 2022
Discount rate	6.20%	5.80%
Rate of wage increase	2.50%	2.50%
Projected inflation	1.50%	1.50%

Guatemala

Main projected assumptions	December 31, 2023	December 31, 2022
Discount rate	9.00%	10.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

Schedule of estimated payment of future benefits

The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2024	15,217	90,557
2025	15,296	83,744
2026	15,443	98,699
2027	15,388	89,188
2028	15,357	98,452
2029 a 2033	71,711	483,520

Schedule of sensitivity analysis for actuarial assumptions

Colombia

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	12.25%	0.50% increase	(2,899)
Discount rate	11.25%	0.50% decrease	3,071
Salary increases	6.85%	0.50% increase	3,436
Salary decreases	5.85%	0.50% decrease	(3,264)
Mortality Table	RV-08 ("Rentistas Validos")	One year increase in life expectancy	4,229

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	12.25%	0.50% increase	(5,412)
Discount rate	11.25%	0.50% decrease	5,894
Salary increases	9.35%	0.50% increase	6,058
Salary decreases	8.35%	0.50% decrease	(5,602)

Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	11.75%	0.50% increase	(177)
Discount rate	10.75%	0.50% decrease	182
Salary increases	9.35%	0.50% increase	410
Salary decreases	8.35%	0.50% decrease	(402)

Panama

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.10%	0.50% increase	(102)
Discount rate	7.10%	0.50% decrease	108
Mortality Table	RP-2000	One year increase in life expectancy	86

Guatemala

Defined Benefit Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	9.50%	0.50% increase	(2,226)
Discount rate	8.50%	0.50% decrease	2,546
Salary increases	5.50%	0.50% increase	1,653
Salary decreases	4.50%	0.50% decrease	(1,482)
Mortality Table	RP-2000	One year increase in life expectancy	784

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	9.00%	0.50% increase	(1,461)
Discount rate	8.00%	0.50% decrease	1,537
Salary increases	5.50%	0.50% increase	1,582
Salary decreases	4.50%	0.50% decrease	(1,515)

El Salvador

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.70%	0.50% increase	(724)
Discount rate	5.70%	0.50% decrease	778
Salary increases	3.00%	0.50% increase	134
Salary decreases	2.00%	0.50% decrease	(183)

Other long term benefits

Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	12.25%	0.50% increase	(14,948)
Discount rate	11.25%	0.50% decrease	15,879
Salary increases	9.35%	0.50% increase	16,208
Salary decreases	8.35%	0.50% decrease	(14,405)

Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	9.10%	0.50% increase	(892)
Discount rate	8.10%	0.50% decrease	952
Salary increases	5.50%	0.50% increase	981
Salary decreases	4.50%	0.50% decrease	(926)

El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.70%	0.50% increase	(132)
Discount rate	5.70%	0.50% decrease	140

Schedule of bonuses and short-term benefits

Short-term employment benefit plans recognized in the Consolidated Statement of Financial Position in the line “other liabilities” consist of the following:

	December 31,	December 31,
Other employment benefit plans	2023	2022
In millions of COP
Current severance obligation	95,732	73,475
Bonuses and short-term benefits(1)	734,916	640,458
Other employment benefit plans	830,648	713,933
(1)	The increases between December 31, 2023 and 2022, corresponds to the bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.